Pro Forma Financial Data - Schedule of Pro Forma Financial Data (Details) (Parenthetical) - USD ($)	1 Months Ended		3 Months Ended	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Jan. 31, 2014	Mar. 31, 2016	Jun. 30, 2014	Mar. 31, 2015	Jun. 30, 2015
Convertible note principal amount			$ 867,578
Number of common stock shares issued for services	579,000
Common stock issued for services	$ 579,000	$ 3,000		$ 3,000		$ 579,000
Pro Forma [Member]
Debt interest rate			3.85%		3.85%
Convertible note principal amount			$ 617,578		$ 617,578
Number of common stock shares issued for services					3,190,000
Common stock issued for services					$ 10,260